Subsequent Events (Details)			1 Months Ended					6 Months Ended
	Aug. 16, 2022 USD ($) shares	Apr. 21, 2021 shares	Jun. 30, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Feb. 28, 2023 USD ($) $ / shares	Jan. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Mar. 31, 2023 CNY (¥)	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jul. 31, 2022 USD ($) shares	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	May 31, 2021
Subsequent Events (Details) [Line Items]
Company issued shares (in Shares)		38,417,461						54,583,957
Company borrowed														$ 9,100,000	¥ 60,000,000	$ 6,000,000	¥ 40,000,000
Cash consideration (in Yuan Renminbi) | ¥															¥ 5,100,000
Equity interest rate								10.00%
Beijing Deran [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage																		33.38%
Xinjiang BaiJiaYun [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage														51.00%	51.00%
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Company issued shares (in Shares)								25,936,012
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares outstanding (in Shares)	126,144,178
Company issued shares (in Shares)	31,283,756
Shareholder issued	1
Repurchase shares | $
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Company issued shares (in Shares)	7,568,651
Subsequent Event [Member] | Wuhan BaiJiaYun [Member]
Subsequent Events (Details) [Line Items]
Disposal consideration											$ 279,581	¥ 1,800,000
Subsequent Event [Member] | Gangjiang Li [Member]
Subsequent Events (Details) [Line Items]
Company borrowed | $										$ 5,000,000			$ 10,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Purchase price in cash | $				$ 30,000,000
Cash consideration | ¥			¥ 87,950,000
Fund shares (in Shares)			175,900,000
Shareholders consideration (in Yuan Renminbi) | ¥									¥ 6,300,000
Cash payable				500,000					3,200,000
Cash consideration (in Yuan Renminbi) | ¥			¥ 500,000
Equity interest rate			100.00%
Principal amount | $						$ 10,000,000
Bears annual interest rate						4.00%
Maturity date						Feb. 01, 2025
Common stock conversion price (in Dollars per share) | $ / shares						$ 10
Floor price (in Dollars per Share) | $ / shares						7
Interest Expense, Borrowings | $							$ 1,000,000
Forecast [Member] | Nanjing Baishilian Technology Co., Ltd [Member]
Subsequent Events (Details) [Line Items]
Borrowing working capital				1,449,864					10,000,000
Forecast [Member] | Nanjing BaiJiaYun [Member]
Subsequent Events (Details) [Line Items]
Borrowing working capital				$ 1,449,864					¥ 10,000,000
Forecast [Member] | Gangjiang Li [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage			15.00%
Forecast [Member] | Shanghai Jiani Jiarui [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage			15.00%
Forecast [Member] | Beijing Deran [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage				49.00%					49.00%
Forecast [Member] | Beijing Hydrogen [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage				100.00%					100.00%
Cash consideration				$ 15,700,000	¥ 107,700,000
Forecast [Member] | Wuhan Qiyun Shilian Technology Co., Ltd [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage			85.00%
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Cash consideration | ¥					¥ 3,500,000
Restricted cash				$ 15,200,000					¥ 104,500,000
RSUs ordinary shares (in Shares)							90,000
Wuhan BaiJiaYun [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Disposal equity interest percentage											100.00%	100.00%
Plan of Merger with Fuwei Film (Holdings) Co., Ltd. [Member] | Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Shares outstanding (in Shares)													29,201,849
Ordinary shares (in Shares)													29,201,849
Ordinary shares warrants (in Shares)													17,964,879
Plan of Merger with Fuwei Film (Holdings) Co., Ltd. [Member] | Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Shares outstanding (in Shares)													54,583,957
Ordinary shares (in Shares)													54,583,957